RELATED PARTIES BALANCES AND TRANSCATIONS - WPP and Other Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Balances due from related parties	$ 463,000	$ 575,000
Revenue from rendering of services, related party transactions	5,590,000	6,462,000	$ 6,655,000
Acceleration eMarketing [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	12,000
Added Value [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	2,000
Revenue from rendering of services, related party transactions	13,000	790,000	361,000
Blue State Digital [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	41,000
Burson Marsteller [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	59,000	261,000
Fbiz Comunicação Ltda. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	267,000
Geometry Global [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	2,000
Grey Global Group Inc [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	104,000	98,000
Revenue from rendering of services, related party transactions	1,238,000	1,182,000	1,011,000
Group M Worldwide Inc [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	44,000	59,000
Revenue from rendering of services, related party transactions	521,000	822,000	868,000
Ibope Argentina [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	244,000	6,000
IBOPE Pesquisa de Mídia Ltda [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	288,000
JWT [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	77,000	241,000
Revenue from rendering of services, related party transactions	1,043,000	919,000	957,000
Kantar Operations [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	0	13,000
Kantar Group [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	791,000	674,000	282,000
Kantar Retail [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	23,000	8,000
Revenue from rendering of services, related party transactions	93,000	93,000	69,000
Mindshare [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	71,000
Ogilvy & Mather Brasil Comunication [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	1,677,000	611,000	0
Qualicorp [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	275,000
Rockfish Interactive Corporation [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	77,000
Tenthavenue Media ltd [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	69,000
TNS [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	206,000	111,000
Revenue from rendering of services, related party transactions	30,000	579,000	1,086,000
Young & Rubicam [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	366,000	652,000
Mercado Libre S.R.L. [Member]
Disclosure of transactions between related parties [line items]
Balances due from related parties	9,000	43,000
Revenue from rendering of services, related party transactions	0	100,000	0
Mirum Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	41	0	0
Coretech [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 23,000	$ 0